COMMITMENTS AND CONTINGENCIES - Investigations (Details) - Aug. 10, 2023 $ in Millions, $ in Millions	USD ($)	COP ($)
Disclosure of commitments and contingencies [abstract]
Civil administrative resolutions liability	$ 60.6	$ 253,033